Cover	Jun. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002124085
Document Type	S-6
Entity Registrant Name	FT 13025
Document Period End Date	Jun. 16, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks capital appreciation.

The Trust is a unit investment trust (“UIT”) seeking capital appreciation over its approximate 13-month life.

A UIT is an unmanaged investment vehicle in which a professionally selected portfolio of stocks is held for a predetermined period of time. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The initial universe of stocks for the Trust is the “Stifel/KBW Analyst Select List,” which contains buy-rated and outperform-rated equities designated by Stifel, Nicolaus & Company, Incorporated (“Stifel”) and Keefe, Bruyette & Woods (“KBW”) equity research analysts as having the most attractive risk-adjusted return potential over the next 12 months relative to the analysts’ coverage universe. The universeis then screened for liquidity requirements.

The First Trust selection process begins by examining the historical financial results of the stocks from the initial universe described above. The stocks are then evaluated using several metrics, including growth, valuation, and technical factors. Through this process, companies which currently trade at an attractive market price relative to their estimated value are favored over companies that do not.

The team of First Trust equity analysts selects the final portfolio by examining each stock’s relative valuation and other qualitative factors, such as competitive advantages, new products in the pipeline, and quality of management.

The First Trust selection process attempts to find stocks the analysts believe have the best prospects for capital appreciation by identifying those that trade at attractive valuations and, in their opinion, are likely to exceed market expectations of future cash flows.

The final portfolio contains 25 approximately equally-weighted stocks.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend paying securities, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.